Restricted Cash	6 Months Ended
Jun. 30, 2020
Subclassifications of assets, liabilities and equities [abstract]
Restricted Cash	Restricted cashRestricted cash as of June 30, 2020 primarily represents debt service reserve accounts that must be maintained as part of the terms and conditions of our 2017 Credit Facility, Citibank/K-Sure Credit Facility, ABN AMRO/K-Sure Credit Facility, and the lease financing arrangements with CMB Financial Leasing Co. Ltd and Bank of Communications Financial Leasing (LR2s). The funds in these accounts will be applied against the principal balance of these facilities upon maturity.